Advances from the Federal Home Loan Bank (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Advances from the Federal Home Loan Bank (Textual)
Advances from the federal home loan bank	$ 55,780	$ 33,211
Federal home loan bank, advances, ability to borrow total	71,900
Federal home loan bank, advances, pledged collateral which would enable us to borrow up amount	$ 5,000
Maximum [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	6.20%	6.35%
Minimum [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	0.81%	0.43%
Weighted-average [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	1.29%	0.93%
Residential Mortgage Loans [Member]
Advances from the Federal Home Loan Bank (Textual)
Advances from the federal home loan bank	$ 65,300	$ 40,300